Convertible debt (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Activity Convertible Preferred Stock

The following table summarizes the activity of convertible preferred stock (dollar amounts in thousands, except per share amounts):

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Total Convertible Preferred Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2014	5,198,826	$4,040	4,356,931	$7,831	—	$—	—	$—	$11,871
Issuance of Series B at $2.69783 per share on August 29, 2014, net of issuance cost of $236	—	—	—	—	4,811,259	11,501	—	—	11,501
Conversion of promissory notes and interest payable at $2.69783 per share on August 29, 2014	—	—	—	—	1,197,943	3,232	—	—	3,232
Accretion of stock issuance costs	—	46	—	27	—	158	—	—	231

Balance at December 31, 2014	5,198,826	4,086	4,356,931	7,858	6,009,202	14,891	—	—	26,835
Issuance of Series C at $3.7917 per share in November and December 2015, net of issuance cost of $46	—	—	—	—	—	—	5,274,674	19,954	19,954
Accretion of stock issuance costs	—	—	—	42	—	481	—	2	525

Balance at December 31, 2015	5,198,826	4,086	4,356,931	7,900	6,009,202	15,372	5,274,674	19,956	47,314